UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.9%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.38%, 5/16/2011	74,000,000	74,000,000
BNP Paribas:
0.45%, 7/25/2011	46,000,000	45,998,526
0.53%, 4/12/2011	40,300,000	40,300,322
0.55%, 5/13/2011	54,500,000	54,502,525
Dexia Credit Local:
0.29%, 4/1/2011	25,000,000	25,000,000
144A, 2.375%, 9/23/2011	45,000,000	45,379,184
HSBC Bank PLC, 0.86%, 7/12/2011	20,000,000	20,024,231
International Finance Corp., 3.0%, 11/15/2011	24,000,000	24,387,574
KBC Bank NV, 0.45%, 4/13/2011	50,000,000	50,000,000
Kommuninvest I Sverige, 0.55%, 4/19/2011	45,000,000	45,004,669
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.125%, 7/15/2011	14,000,000	14,145,569
Mitsubishi UFJ Trust & Banking Corp., 0.33%, 5/20/2011	37,500,000	37,500,000
Mizuho Corporate Bank Ltd., 0.31%, 5/3/2011	25,000,000	25,000,000
National Australia Bank Ltd., 0.315%, 5/12/2011	25,000,000	24,999,004
Natixis:
0.26%, 4/25/2011	55,000,000	55,000,000
0.34%, 5/3/2011	50,000,000	50,000,000
Nordea Bank Finland PLC:
0.27%, 6/28/2011	25,000,000	25,000,000
0.28%, 4/14/2011	32,500,000	32,499,941
0.28%, 4/14/2011	50,000,000	50,000,000
0.44%, 6/30/2011	73,500,000	73,505,493
0.67%, 7/20/2011	16,750,000	16,763,741
Royal Bank of Scotland NV, 0.32%, 6/15/2011	32,000,000	32,000,000
Skandinaviska Enskilda Banken AB:
0.29%, 4/5/2011	45,000,000	45,000,000
0.3%, 4/21/2011	66,000,000	66,000,000
0.3%, 5/3/2011	165,000,000	165,000,000
Societe Generale:
0.41%, 4/26/2011	40,000,000	40,000,000
0.41%, 5/16/2011	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.:
0.25%, 4/8/2011	12,000,000	12,000,000
0.3%, 5/3/2011	15,000,000	15,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,239,010,779)		1,239,010,779
Commercial Paper 26.8%
Issued at Discount **
Archer Daniels Midland Co., 0.25%, 4/5/2011	25,000,000	24,999,306
Argento Variable Funding, 144A, 0.319%, 5/3/2011	25,000,000	24,992,889
Barclays Bank PLC, 0.31%, 5/26/2011	66,000,000	65,968,742
BPCE SA, 0.385%, 6/21/2011	40,000,000	39,965,350
Caisse D'Amortissement de la Dette Sociale:
0.27%, 5/31/2011	45,000,000	44,979,750
0.28%, 4/26/2011	55,000,000	54,989,306
0.29%, 4/26/2011	24,000,000	23,988,400
Eksportfinans AS, 0.19%, 4/4/2011	12,000,000	11,999,810
ENI Coordination Center SA, 0.3%, 5/26/2011	23,500,000	23,489,229
Google, Inc., 0.4%, 9/16/2011	40,000,000	39,925,333
Hannover Funding Co., LLC:
0.4%, 5/13/2011	12,500,000	12,494,167
0.4%, 5/17/2011	31,616,000	31,599,841
0.41%, 4/12/2011	44,000,000	43,994,488
Johnson & Johnson, 144A, 0.22%, 4/7/2011	40,000,000	39,998,533
Kells Funding LLC:
144A, 0.33%, 5/9/2011	12,000,000	11,995,820
144A, 0.35%, 5/18/2011	12,000,000	11,994,517
144A, 0.35%, 6/6/2011	12,000,000	11,992,300
144A, 0.36%, 5/17/2011	50,000,000	49,977,000
144A, 0.37%, 6/17/2011	51,250,000	51,209,441
144A, 0.38%, 6/17/2011	25,000,000	24,979,681
144A, 0.39%, 7/5/2011	45,000,000	44,953,687
144A, 0.39%, 9/6/2011	12,500,000	12,478,604
144A, 0.4%, 7/1/2011	20,000,000	19,979,778
LMA Americas LLC:
144A, 0.26%, 4/21/2011	46,400,000	46,393,298
144A, 0.26%, 4/26/2011	41,000,000	40,992,597
Market Street Funding LLC, 144A, 0.23%, 4/21/2011	28,181,000	28,177,399
Nieuw Amsterdam Receivables Corp.:
144A, 0.24%, 4/26/2011	75,000,000	74,987,500
144A, 0.25%, 5/6/2011	10,000,000	9,997,569
NRW.Bank:
0.275%, 6/10/2011	25,000,000	24,986,632
0.28%, 6/13/2011	25,000,000	24,985,805
0.29%, 4/5/2011	45,000,000	44,998,550
0.3%, 5/2/2011	25,000,000	24,993,542
0.3%, 5/3/2011	68,200,000	68,181,813
0.3%, 5/23/2011	66,000,000	65,971,400
Romulus Funding Corp.:
144A, 0.4%, 4/1/2011	20,000,000	20,000,000
144A, 0.43%, 4/20/2011	12,500,000	12,497,163
144A, 0.44%, 4/28/2011	20,000,000	19,993,400
Scaldis Capital LLC:
0.27%, 4/19/2011	30,500,000	30,495,882
0.29%, 4/4/2011	25,000,000	24,999,396
0.32%, 5/20/2011	44,000,000	43,980,836
0.37%, 6/1/2011	2,500,000	2,498,433
Sheffield Receivables Corp., 144A, 0.3%, 4/4/2011	15,000,000	14,999,625
Shell International Finance BV:
0.4%, 4/5/2011	3,200,000	3,199,858
0.4%, 5/2/2011	20,836,000	20,828,823
0.5%, 7/1/2011	11,250,000	11,235,781
Skandinaviska Enskilda Banken AB:
0.2%, 4/1/2011	39,000,000	39,000,000
0.3%, 5/6/2011	25,000,000	24,992,708
Standard Chartered Bank:
0.29%, 5/2/2011	14,000,000	13,996,504
0.29%, 5/24/2011	66,000,000	65,971,822
State Street Corp., 0.23%, 4/20/2011	51,500,000	51,493,748
Straight-A Funding LLC, 144A, 0.25%, 5/9/2011	24,549,000	24,542,522
Svenska Handelsbanken AB, 0.28%, 5/18/2011	15,000,000	14,994,517
Swedbank AB:
0.285%, 5/23/2011	38,450,000	38,434,171
0.29%, 4/29/2011	25,000,000	24,994,361
0.3%, 5/13/2011	44,500,000	44,484,425
0.35%, 4/12/2011	77,800,000	77,791,680
Swedish Housing Finance Corp.:
144A, 0.4%, 6/2/2011	50,000,000	49,965,555
144A, 0.5%, 4/4/2011	50,000,000	49,997,917
144A, 0.5%, 4/14/2011	68,500,000	68,487,632
144A, 0.5%, 4/29/2011	25,000,000	24,990,278
Sydney Capital Corp., 144A, 0.4%, 4/14/2011	20,000,000	19,997,111
Tasman Funding, Inc.:
144A, 0.31%, 6/14/2011	28,000,000	27,982,158
144A, 0.31%, 6/23/2011	51,000,000	50,963,549
Total Capital Canada Ltd.:
144A, 0.31%, 9/15/2011	18,700,000	18,673,108
144A, 0.39%, 9/8/2011	25,000,000	24,956,667
Wal-Mart Stores, Inc., 0.18%, 4/18/2011	45,000,000	44,996,175
Westpac Banking Corp., 0.35%, 10/17/2011	37,000,000	36,928,415
White Point Funding, Inc., 144A, 0.48%, 6/24/2011	11,600,000	11,587,008

Total Commercial Paper (Cost $2,232,563,305)		2,232,563,305
Short Term Notes * 26.7%
Abbey National Treasury Services PLC, 0.53%, 11/2/2011	50,000,000	50,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.37%, 1/20/2012	107,300,000	107,300,000
Bank of Nova Scotia:
0.26%, 8/25/2011	54,400,000	54,400,000
0.31%, 9/12/2011	50,000,000	50,000,000
0.39%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC:
0.573%, 7/19/2011	50,000,000	50,000,000
0.653%, 4/21/2011	110,000,000	110,000,000
Bayerische Landesbank, 0.312%, 4/23/2012	20,000,000	20,000,000
BNP Paribas:
0.492%, 8/22/2011	48,000,000	48,000,000
0.553%, 4/26/2011	90,000,000	90,000,000
BNZ International Funding Ltd., 0.384%, 12/8/2011	20,000,000	19,975,790
Canadian Imperial Bank of Commerce:
0.24%, 8/8/2011	75,000,000	75,000,000
0.36%, 11/28/2011	45,000,000	45,000,000
0.4%, 4/26/2011	95,000,000	95,000,000
Commonwealth Bank of Australia, 144A, 0.358%, 2/3/2012	68,000,000	68,000,000
Credit Suisse N Y, 0.23%, 6/3/2011	25,000,000	25,000,000
DnB NOR Bank ASA, 144A, 0.283%, 4/26/2011	65,000,000	65,000,000
JPMorgan Chase Bank NA, 0.248%, 5/31/2011	40,000,000	40,000,000
Kells Funding LLC:
144A, 0.355%, 8/15/2011	48,000,000	48,000,000
144A, 0.383%, 2/24/2012	20,000,000	20,000,000
144A, 0.401%, 12/1/2011	38,000,000	38,000,000
National Australia Bank Ltd., 0.318%, 6/10/2011	75,000,000	75,000,000
Nordea Bank Finland PLC:
0.603%, 10/14/2011	68,475,000	68,582,403
0.603%, 10/20/2011	57,000,000	57,092,433
NRW.Bank, 0.373%, 12/28/2011	25,000,000	24,978,560
Rabobank Nederland NV:
0.33%, 8/8/2011	75,000,000	75,000,000
0.338%, 1/10/2012	38,000,000	38,000,000
0.343%, 4/24/2012	45,000,000	44,998,659
144A, 0.384%, 3/16/2012	26,000,000	26,000,000
144A, 0.458%, 9/28/2011	25,000,000	25,018,432
144A, 2.052%, 4/7/2011	60,000,000	60,000,000
Royal Bank of Canada:
0.33%, 8/16/2011	15,000,000	15,005,073
0.35%, 8/12/2011	85,000,000	85,000,000
Societe Generale, 0.36%, 4/21/2011	50,000,000	50,000,000

Westpac Banking Corp.:
0.303%, 4/14/2011	90,000,000	90,000,000
0.31%, 10/12/2011	50,000,000	50,000,000
0.311%, 6/1/2011	92,000,000	92,000,000
0.33%, 11/21/2011	58,000,000	58,000,000
0.4%, 1/10/2012	85,000,000	85,000,000

Total Short Term Notes (Cost $2,223,351,350)		2,223,351,350
Supranational 0.3%
Nordic Investment Bank, Series D, 2.375%, 12/15/2011 (Cost $25,348,683)	25,000,000	25,348,683
Municipal Bonds and Notes 10.8%
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing Project, Series A, AMT, 0.35% ***, 4/1/2034, LOC: Comerica Bank	3,200,000	3,200,000
Baltimore County, MD, Taxable Revenue, OAK Crest Village, Inc., Series B, 0.25% ***, 1/2/2017, GTY: OAK Campus Partners LLC, LOC: Wachovia Bank NA (a)	3,515,000	3,515,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series A, 0.25% ***, 4/1/2038, LOC: Bank of America NA	9,950,000	9,950,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.2% ***, 7/1/2039, LOC: PNC Bank NA	28,160,000	28,160,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.23% ***, 12/15/2032, INS: Fannie Mae, LIQ: Fannie Mae	2,150,000	2,150,000
California, Statewide Communities Development, Anheuser-Busch Companies, Inc., Series 2114, 144A, AMT, 0.3% ***, 9/1/2046, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	3,765,000	3,765,000
Collier County, FL, Health Facilities Authority Revenue, Moorings, Inc. Project:
0.23% ***, 12/1/2024, LOC: JPMorgan Chase Bank	7,465,000	7,465,000
0.23% ***, 6/1/2035, LOC: JPMorgan Chase Bank	8,500,000	8,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.22% ***, 10/1/2032, LOC: US Bank NA	6,745,000	6,745,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.23% ***, 5/1/2030, LOC: Evangelical Christian Credit Union	8,500,000	8,500,000
Colorado, Housing & Finance Authority, "I", Series-A1, 144A, 0.21% ***, 10/1/2036, LIQ: Barclays Bank PLC (a)	21,185,000	21,185,000
Colorado, Housing & Finance Authority, Single Family, "I", Series -A1, 0.5% ***, 11/1/2034, SPA: Dexia Credit Local (a)	4,495,000	4,495,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-3, AMT, 0.25% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	6,500,000	6,500,000
"I", Series A-1, 0.25% ***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	12,895,000	12,895,000
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series U, 0.18% ***, 7/1/2033	7,890,000	7,890,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 0.29% ***, 12/1/2032, LOC: Citibank NA	1,775,000	1,775,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, Shadow Hills Apartments, Series A, 0.27% ***, 12/1/2015, INS: Fannie Mae, LIQ: Fannie Mae	12,825,000	12,825,000
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.24% ***, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.21% ***, 8/1/2042, LOC: PNC Bank NA	4,000,000	4,000,000
Delaware County, PA, Authority Revenue, Series PT 565, 144A, 0.42% ***, 11/15/2016, GTY: Bank of America NA, LIQ: Merrill Lynch International Bank Ltd.	16,945,000	16,945,000
Florida, State Board of Public Education, "A", 0.24% ***, 6/1/2027, SPA: Citibank NA	13,000,000	13,000,000
Fremont, CA, Certificates of Participation, Financing Project, 0.22% ***, 8/1/2038, LOC: US Bank NA	10,000,000	10,000,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.22% ***, 9/1/2031, LOC: JPMorgan Chase & Co.	4,000,000	4,000,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series A1, 0.22% ***, 11/15/2047, LOC: Wells Fargo Bank NA	9,300,000	9,300,000
Houston, TX, Airport Systems Revenue, 0.21% ***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Idaho, Housing & Finance Association, Single Family Mortgage, "I", Series B, AMT, 0.25% ***, 7/1/2033, LOC: Fannie Mae, Freddie Mac	6,160,000	6,160,000
Illinois, Clare At Water Tower, 0.4%, 5/15/2038	12,500,000	12,500,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series E, 144A, 0.26% ***, 5/1/2021, LOC: JPMorgan Chase Bank	8,305,000	8,305,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 0.24% ***, 7/1/2032, LOC: Wells Fargo Bank NA	8,690,000	8,690,000
Illinois, Finance Authority Revenue, Provena Health, Series D, 0.23% ***, 5/1/2045, LOC: Union Bank NA	10,250,000	10,250,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.21% ***, 4/1/2032, LOC: JPMorgan Chase Bank	17,600,000	17,600,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.33% ***, 5/1/2036, LOC: Sovereign Bank FSB	6,285,000	6,285,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Series B1, 0.26% ***, 7/1/2033, LOC: US Bank NA (a)	4,500,000	4,500,000
Kansas, State Department of Transportation Highway Revenue:
Series C-1, 0.19% ***, 9/1/2021, SPA: JPMorgan Chase Bank	13,900,000	13,900,000
Series A-2, 0.2% ***, 9/1/2014, SPA: US Bank NA	13,100,000	13,100,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.25% ***, 8/1/2038, LOC: Bank of America NA	5,950,000	5,950,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement Communities, Series A, 0.21% ***, 12/1/2039, LOC: PNC Bank NA	9,795,000	9,795,000
Lawrenceburg, IN, Pollution Control Revenue, Indiana Michigan Power Co. Project, Series H, 0.25% ***, 11/1/2021, LOC: Bank of Nova Scotia	8,000,000	8,000,000
Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series C, 0.23% ***, 7/1/2029, LOC: Bank of America NA	6,165,000	6,165,000
Livermore, CA, Certificates of Participation, Capital Projects, 0.22% ***, 10/1/2030, LOC: US Bank NA	9,700,000	9,700,000
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series B-4, 0.24% ***, 7/1/2035, SPA: Wells Fargo Bank NA	21,300,000	21,300,000
Los Angeles, CA, Unified School District, Certificates of Participation, Administration Building Project, Series A, 0.22% ***, 10/1/2024, LOC: Bank of America NA	4,000,000	4,000,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series B-3, AMT, 0.27% ***, 11/15/2027, SPA: State Street Bank & Trust Co.	11,000,000	11,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A5, 0.18% ***, 1/1/2039, SPA: Barclays Bank PLC	6,000,000	6,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.22% ***, 1/1/2037, SPA: JPMorgan Chase Bank	18,700,000	18,700,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.26% ***, 3/1/2039, LOC: TD Bank NA (a)	5,765,000	5,765,000
Michigan, State Housing Development Authority, Series C, AMT, 0.22% ***, 6/1/2039, LOC: Fannie Mae, Freddie Mac	9,375,000	9,375,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.26% ***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Composition Program, Series A-4, 144A, 0.19% ***, 7/1/2027, LOC: Wells Fargo Bank NA	10,495,000	10,495,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.22% ***, 11/1/2034, LOC: KBC Bank NV	5,025,000	5,025,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.28% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	7,200,000	7,200,000
New York, State Housing Finance Agency Revenue, Taconic West 17th Street, Series A, 0.19% ***, 5/15/2039, INS: Fannie Mae, LIQ: Fannie Mae	36,725,000	36,725,000
New York, USTA National Tennis Center, Inc., 0.25% ***, 11/15/2024, LOC: JPMorgan Chase Bank (a)	5,145,000	5,145,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street LLC, Series A, AMT, 0.25% ***, 11/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	7,300,000	7,300,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Grace Church School Project, 0.23% ***, 6/1/2036, LOC: Wachovia Bank NA	5,900,000	5,900,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series F1A, 0.19% ***, 6/15/2035, SPA: Wells Fargo Bank NA	11,000,000	11,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series TR-T30001-I, 144A, 0.29% ***, 6/15/2044, LIQ: Citibank NA (a)	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.203% ***, 11/15/2022, SPA: JPMorgan Chase Bank	3,730,000	3,730,000
New York, NY, General Obligation:
Series A-5, 0.19% ***, 8/1/2031, LOC: Bank of Nova Scotia	14,750,000	14,750,000
Series C4, 0.26% ***, 8/1/2020, LOC: Bank of Tokyo-Mitsubishi UFJ	45,000,000	45,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.26% ***, 8/1/2033, LOC: Bank of America NA	5,895,000	5,895,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.23% ***, 12/1/2034, LOC: JPMorgan Chase Bank	6,000,000	6,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, AMT, 0.26% ***, 12/1/2035, LOC: Bank of America NA	7,000,000	7,000,000
Series A, AMT, 0.26% ***, 12/1/2038, LOC: Lloyds TSB Bank PLC	11,000,000	11,000,000
Northeastern, PA, Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.21% ***, 9/1/2034, LOC: PNC Bank NA	5,725,000	5,725,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Systems Sunbelt, 0.21% ***, 11/15/2026	20,200,000	20,200,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.23% ***, 6/15/2025, LOC: TD Bank NA	13,200,000	13,200,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E2, 0.23% ***, 6/1/2025, LOC: US Bank NA (a)	13,010,000	13,010,000
San Jose, CA, International Apartment, 0.29%, 4/7/2011	9,900,000	9,900,000
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.28% ***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	19,900,000	19,900,000
Texas, University Revenues, Financing Systems, Series B, 0.18% ***, 8/1/2016, LIQ: University of Texas Investment Management Co.	11,000,000	11,000,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.23% ***, 7/1/2037, LOC: Bank of Scotland	10,700,000	10,700,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.21% ***, 4/1/2032, LOC: US Bank NA	6,370,000	6,370,000
Vermont, Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Series A, 0.22% ***, 12/1/2030, LOC: TD Bank NA	4,000,000	4,000,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.28% ***, 10/15/2042, LOC: JPMorgan Chase Bank	6,140,000	6,140,000
Washington, Public Hospital District No. 1, Series 21C, 144A, 0.25% ***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,375,000	10,375,000
Washington, DC, Metropolitan Airport Authority Systems, Series C-2, 0.22% ***, 10/1/2039, LOC: Barclays Bank PLC	15,000,000	15,000,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Wayne Airport:
Series F, 0.24% ***, 12/1/2033, LOC: JPMorgan Chase Bank	37,320,000	37,320,000
Series E2, AMT, 0.25% ***, 12/1/2028, LOC: PNC Bank NA	13,600,000	13,600,000
Series E1, AMT, 0.26% ***, 12/1/2028, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.22% ***, 6/1/2039, LOC: US Bank NA	23,000,000	23,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Wheaton Franciscan Systems, 0.21% ***, 8/15/2036, LOC: PNC Bank NA	28,000,000	28,000,000

Total Municipal Bonds and Notes (Cost $904,405,000)		904,405,000
Government & Agency Obligations 10.5%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	45,000,000	45,647,169

Other Government Related (b) 0.8%
European Investment Bank, 2.625%, 11/15/2011	65,400,000	66,312,651
US Government Sponsored Agencies 2.4%
Federal Home Loan Bank:
0.13% *, 5/26/2011	25,000,000	25,000,000
0.163% *, 7/15/2011	30,000,000	29,995,615
0.25%, 10/28/2011	12,000,000	11,999,429
0.26%, 11/23/2011	15,000,000	14,996,703
0.26%, 11/29/2011	12,500,000	12,498,897
0.268% **, 9/12/2011	25,000,000	24,969,250
0.54%, 5/24/2011	14,000,000	14,000,163
0.75%, 7/8/2011	17,000,000	17,020,853
Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	18,500,000	18,832,379
Federal National Mortgage Association:
0.183% **, 6/16/2011	14,800,000	14,794,220
5.0%, 10/15/2011	14,000,000	14,357,394

		198,464,903
US Treasury Obligations 6.8%
US Treasury Bill, 0.217% **, 10/20/2011	40,000,000	39,951,183
US Treasury Notes:
0.875%, 5/31/2011	50,000,000	50,057,129
0.875%, 1/31/2012	20,000,000	20,091,859
1.0%, 9/30/2011	45,000,000	45,162,508
1.0%, 10/31/2011	25,000,000	25,109,736
1.125%, 6/30/2011	75,000,000	75,129,401
1.125%, 12/15/2011	20,000,000	20,115,705
1.75%, 11/15/2011	25,000,000	25,233,902
4.625%, 8/31/2011	75,000,000	76,355,494
4.625%, 10/31/2011	88,000,000	90,220,104
4.625%, 2/29/2012	18,500,000	19,217,078
4.875%, 5/31/2011	46,000,000	46,355,781
5.125%, 6/30/2011	32,000,000	32,388,542

		565,388,422

Total Government & Agency Obligations (Cost $875,813,145)		875,813,145
Time Deposits 8.4%
Citibank NA, 0.17%, 4/7/2011	97,999,104	97,999,104
JPMorgan Chase Bank NA, 0.01%, 4/1/2011	200,000,000	200,000,000
KBC Bank NV, 0.01%, 4/1/2011	200,000,000	200,000,000
National Bank of Canada, 0.01%, 4/1/2011	200,000,000	200,000,000

Total Time Deposits (Cost $697,999,104)		697,999,104
Repurchase Agreements 1.5%
BNP Paribas, 0.10%, dated 3/31/2011, to be repurchased at $3,094,253 on 4/1/2011 (c)	3,094,244	3,094,244
BNP Paribas, 0.14%, dated 3/31/2011, to be repurchased at $11,000,043 on 4/1/2011 (d)	11,000,000	11,000,000
JPMorgan Securities, Inc., 0.15%, dated 3/31/2011, to be repurchased at $20,000,083 on 4/1/2011 (e)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 0.18%, dated 3/31/2011, to be repurchased at $92,000,460 on 4/1/2011 (f)	92,000,000	92,000,000

Total Repurchase Agreements (Cost $126,094,244)		126,094,244

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,324,585,610) †	99.9	8,324,585,610
Other Assets and Liabilities, Net	0.1	4,747,168

Net Assets	100.0	8,329,332,778

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of March 31, 2011.

†	The cost for federal income tax purposes was $8,324,585,610
(a)	Taxable issue.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Collateralized by $3,017,000 US Treasury Note, 4.875%, maturing on 2/15/2012 with a value of $3,156,130.
(d)	Collateralized by $11,100,000 Federal National Mortgage Association, 2.0%, maturing on 6/24/2013 with a value of $11,259,957.
(e)
Collateralized by $122,047,951, Federal National Mortgage Association - Interest Only, with various coupon rates from 4.5-9.5%, with various maturity dates of 10/1/2018-11/25/2039 with a value of $20,600,077.

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
84,947,336	Federal National Mortgage Association	3.449-6.0	2/1/2037-2/1/2041	90,034,571
4,267,625	Federal Home Loan Mortgage Corp.	5.0	12/1/2035	4,480,006
Total Collateral Value				94,514,577

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank
GTY: Guaranty Agreement
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$8,198,491,366	$—	$8,198,491,366
Repurchase Agreements	—	126,094,244	—	126,094,244
Total	$—	$8,324,585,610	$—	$8,324,585,610

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011